Property, Plant and Equipment - Schedule of Depreciation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 1,322	$ 1,447	$ 1,411
Cost of revenue
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	1,259	1,377	1,309
Research and development expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	38	40	73
Selling, general and administrative expenses
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	$ 25	$ 30	$ 29